NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 344                                                       939


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
RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 9, 1997
5.25 - 5.46%
ESTIMATED LONG-TERM RETURN:
5.31 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.67 to $97.69 depending on the purchase amount
Cusip           6710A5 733 monthly payment plan
Numbers         6710A5 741 quarterly payment plan
                6710A5 758 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Alabama                10.4  %          California              9.7  %          Illinois               21.1  %
Indiana                 4.6             Texas                  16.1             Utah                   16.9
Virginia               10.7             Wisconsin              10.5

MATURITY DATES (Description of Chart)
2016-17                                             5.1%
2018-19                                            13.3%
2020-21                                            37.4%
2022-23                                            14.2%

2024+                                              30.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/08/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.25%
     Tax Equivalent Yield                          8.20%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield                          7.33%

Corporate Bonds
     Yield                   7.79%

 *COMPARES TRUST AS OF 05/08/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/07/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997-D, 5.75% Due              AAA   Aaa
              2/1/27.                                                                     2007 at 101
     510,000  City of Oakland (California), General Obligation Bonds (Series 1997C,                    AAA   Aaa
              Measure K), 5.80% Due 12/15/16.                                             2006 at 102
     415,000  Y/S School Facilities Financing Authority (California), 1997 Sweetwater                  AAA   Aaa
              Special Tax Revenue Bonds, Series A (Rancho Del Rey Middle School), 5.75%
              Due 9/1/22.                                                                 2005 at 102
   1,000,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26. (When issued.)                   2007 at 102
   1,000,000  The County of Cook, Illinois, General Obligation Capital Improvement Bonds,              AAA   Aaa
              Series 1996, 5.875% Due 11/15/22.                                           2006 at 101
     500,000  The Board of Trustees for the Vincennes University (Indiana), Vincennes                  AAA   Aaa
              University Housing and Dining System Revenue Bonds, Series 1996, 5.125% Due
              10/1/21. (Original issue discount bonds delivered on or about February 21,
              1996 at a price of 93.831% of principal amount.)                            2006 at 102
   1,500,000  Harris County Health Facilities Development Corporation, Special Facilities              AAA   Aaa
              Revenue Bonds (Texas Medical Center Project), Series 1996, 5.90% Due
              5/15/20.                                                                    2006 at 102
   1,000,000  Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,                 AAA   Aaa
              1997 Series B, 5.75% Due 7/1/19.                                            2007 at 102
     750,000  Murray City, Utah, Hospital Revenue Bonds, Series 1996 (IHC Health                       AAA   Aaa
              Services, Inc.), 4.75% Due 5/15/20. (Original issue discount bonds delivered on or about March 12, 1996 at a price of 91.527% of principal
              amount.)                                                                    2006 at 100
   1,000,000  City of Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.875% Due                  AAA   Aaa
              11/1/20.                                                                    2005 at 102
     325,000  Public Utility District No. 1 of Chelan County, Washington, Columbia                     AAA   Aaa
              River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
              1997A, 0.00% Due 6/1/18. (Original issue discount bonds delivered on or
              about March 17, 1997 at a price of 28.842% of principal amount.)            No Optional
                                                                                              Call
   1,000,000  Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue               AAA   Aaa
              Bonds, Series 1996, 5.80% Due 12/15/26.                                     2007 at 101
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL          12 BONDS FROM 9 STATES.

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/08/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.67     4.90 %      5.25%   5.31%   5.28%   5.34%   5.30%   5.36 %
 500 / $50,000              100.51     4.75        5.26    5.32    5.29    5.35    5.31    5.37
 1,000 / $100,000           100.25     4.50        5.27    5.34    5.30    5.37    5.32    5.39
 2,500 / $250,000            99.99     4.25        5.28    5.36    5.32    5.39    5.34    5.41
 5,000 / $500,000            99.21     3.50        5.33    5.42    5.36    5.45    5.38    5.47
 10,000 / $1,000,000         98.70     3.00        5.35    5.46    5.39    5.49    5.40    5.51
 25,000 / $2,500,000         98.19     2.50        5.38    5.50    5.41    5.53    5.43    5.55
 50,000 / $5,000,000         97.69     2.00        5.41    5.53    5.44    5.56    5.46    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.25  % 7.29%   7.61%   8.20%   8.69%
         5.26    7.31    7.62    8.22    8.71
         5.27    7.32    7.64    8.23    8.73
         5.28    7.33    7.65    8.25    8.74
         5.33    7.40    7.72    8.33    8.82
         5.35    7.43    7.75    8.36    8.86
         5.38    7.47    7.80    8.41    8.91
         5.41    7.51    7.84    8.45    8.96

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .3227
 Monthly plan            7/15/97       .4401   $ 5.2837
 Quarterly plan          8/15/97       .8856
                        11/15/97      1.3284     5.3157
 Semi-annual plan       11/15/97      2.2215
                         5/15/98      2.6658     5.3347
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.74 =  99.265
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/08/97)        interest
 99.265       X   $5.2837        =   $524.49
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)